Equipment - Schedule of Equipment (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Equipment, gross	$ 637,000	$ 522,500
Less accumulated depreciation	(323,522)	(149,620)
Equipment, net	313,478	372,880
Machinery-technology Equipment [Member]
Equipment, gross	607,000	347,500
Machinery-technology Equipment Under Construction [Member]
Equipment, gross	$ 30,000	$ 175,000